UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND
(Exact name of registrant as specified in charter)

1845 Walnut Street, 18th Floor
Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

215-231-7050
(Registrant’s telephone number, including area code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016 - June 30, 2017

Item 1 – Proxy Voting Record.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

Resource Real Estate Diversified Income Fund did not vote any proxies during the annual period ended June 30, 2017.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
President (Principal Executive Officer)

Date:	August 29, 2017